Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Summary of Components Comprising Basic and Diluted Earnings Per Share
The following is a summary of the components comprising basic and diluted earnings per share (“EPS”):

	In Thousands (except share data)
	2017	2016	2015
Basic EPS Computation:
Numerator - Earnings available to common stockholders	$23,526	25,633	23,863
Denominator - Weighted average number of common shares outstanding	10,407,211	10,279,332	10,165,477
Basic earnings per common share	$2.26	2.49	2.35
Diluted EPS Computation:
Numerator - Earnings available to common stockholders	$23,526	25,633	23,863
Denominator - Weighted average number of common shares outstanding	10,407,211	10,279,332	10,165,477
Dilutive effect of stock options	5,325	4,996	4,703
	10,412,536	10,284,328	10,170,180
Diluted earnings per common share	$2.26	2.49	2.35